Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (1)	Deductions	Balance at End of Period
Allowance for Doubtful Accounts:
Year ended December 31, 2011	$3	$(1)	$1	$3
Year ended December 31, 2010	5	(2)	—	3
Year ended December 31, 2009	4	1	—	5

Deferred Tax Asset Valuation Allowance:
Year ended December 31, 2011	$652	$77	$(10)	$719
Year ended December 31, 2010	662	12	(22)	652
Year ended December 31, 2009	636	37	(11)	662

(1)	Charged to cost and expenses. Includes the impact of foreign currency translation